CONSOLIDATED STATEMENT OF INCOME - USD ($) shares in Millions, $ in Millions	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
CONSOLIDATED STATEMENTS OF INCOME
Net revenues	$ 5,630	$ 4,810
Cost of sales	2,811	2,019
Gross profit	2,819	2,791
Research and development expenses	457	389
Selling and marketing expenses	971	839
General and administrative expenses	236	304
Impairments restructuring and others	240	119
Legal Settlements And Loss Contingencies	20	(25)
Operating income	895	1,165
Financial expenses - net	207	298
Income before income taxes	688	867
Income taxes	54	228
Share in (profits) losses of associated companies net	(7)	6
Net income	641	633
Net loss attributable to non-controlling interests	(4)	(3)
Net income attributable to Teva	645	636
Dividends on preferred shares	65	66
Net income attributable to ordinary shareholders	$ 580	$ 570
Weighted average number of shares (in millions):
Basic	1,016	913
Diluted	1,017	920
Earnings per share attributable to ordinary shareholders:
Basic	$ 0.57	$ 0.62
Diluted	$ 0.57	$ 0.62